Note 14 - Financial Instruments - Denominated Monetary Assets and Liabilities (Details) - Currency risk [member]	Jun. 30, 2020 USD ($)
Financial liabilities at amortised cost, category [member] | Trade and other payables [member]
Statement Line Items [Line Items]
Financial liabilities	$ 43,190
Financial assets at fair value through profit or loss, category [member] | Cash and cash equivalents [member]
Statement Line Items [Line Items]
Financial assets	575,657
Loans and receivables, category [member] | Trade receivables [member]
Statement Line Items [Line Items]
Financial assets	$ 686,842